Income Tax (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes
	For the Years Ended December 31,
	2020	2019	2018
Current	$(76,343)	$(123,001)	$595,421
Deferred	-	-	-
Less from discontinued operations	$-	$(58,386)	$-
Total from continuing operations	$(76,343)	$(64,615)	$595,421

Schedule of reconciliations of the statutory income tax rate and the Company's effective income tax rate
	For the Years Ended December 31,
	2020	2019	2018
HK statutory income tax rate	16.5%	16.5%	16.5%
Valuation allowance recognized with respect to the loss in the HK company	(16.5)%	(16.5)%	(16.5)%
UK statutory income tax rate	-	19.0%	19.0%
Valuation allowance recognized with respect to the loss in the UK company	-	(19.0)%	(19.0)%
Australian statutory income tax rate	-	27.5%	27.5%
Valuation allowance recognized with respect to the loss in the Australian company	-	(27.5)%	(27.5)%
PRC statutory income tax rate	25.0%	25.0%	25.0%
Uncertain tax position	25.0%	25.0%	25.0%
Changes in valuation allowance for deferred tax asset	(25.0)%	(25.0)%	(25.0)%
Total tax rate	25%	25%	25%

Schedule of cumulative net operating losses carried forward
	For the Years Ended December 31,			Expiration Beginning in the
	2020	2019	2018	Year
PRC Region	$445,060	$424,478	$5,940,924	2021
HK Region	45,090	338,255	340,902	Indefinitely
UK Region	-	-	1,102	2020
Australia Region	-	-	53,063	Indefinitely
Less from discontinued operation of PRC	$-	$(127,171)	$-
Total cumulative net operating loss carry-forward from continuing operation	$490,150	$639,562	$6,335,990

Schedule of net deferred tax assets
	December 31,	December 31,	December 31,
	2020	2019	2018
Deferred tax assets:
Net operating loss carry-forwards	$111,265	$236,963	$1,556,422
Total of deferred tax assets	111,265	236,963	1,556,422
Less: valuation allowance	(111,265)	(236,963)	(1,556,422)
Net deferred assets	$-	$-	$-

Schedule of unrecognized tax benefits related to the Company's uncertain tax positions
	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018
Gross beginning balance	$1,562,330	$1,483,745	$2,079,166
Gross increase to tax positions in the current period	76,343	123,001	(595,421)
Gross increase to tax position in the prior period	-	-	-
Gross decrease to tax position in the prior period	-	-	-
Lapse of statute limitations	-	-	-
Less from discontinued operations	$-	$(44,416)	$-
Gross ending balance from continuing operations	$1,638,673	$1,562,330	$1,483,745